Label	Element	Value
Calamos Growth Fund | Calamos Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Growth Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos Growth Fund's investment objective is long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 144 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 71 of the Fund's statement of additional information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	54.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

The Fund may also invest in privately placed securities, including in third-party private funds ("Private Funds") that themselves invest in equity securities of privately held companies subject to applicable limits under the 1940 Act.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the S&P 1500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The S&P 1500 Growth Index is a composite index that includes securities that account for 90% of the total market capitalization of U.S. stocks. The index includes small, mid and large cap stocks. The S&P 1500 Growth Index is a subset of the securities appearing in the S&P 1500 Index, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Growth Index is designed to provide investors with a measure of the performance of U.S. growth equities. The S&P 500 Total Return Index is provided as it is generally representative of the U.S. stock market.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarterly Return:	29.42	% (6.30.20)	Lowest Quarterly Return:	-22.98	% (6.30.22)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	29.42%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(22.98%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of 12.31.25
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Calamos Growth Fund | Calamos Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Growth Fund | Calamos Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Growth Fund | Calamos Growth Fund | American Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Calamos Growth Fund | Calamos Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Calamos Growth Fund | Calamos Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

Calamos Growth Fund | Calamos Growth Fund | Forward Foreign Currency Contract Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

Calamos Growth Fund | Calamos Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Calamos Growth Fund | Calamos Growth Fund | Small and Mid-Sized Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

Calamos Growth Fund | Calamos Growth Fund | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

Calamos Growth Fund | Calamos Growth Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Growth Fund | Calamos Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Calamos Growth Fund | Calamos Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto,(b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Calamos Growth Fund | Calamos Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 599
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	862
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,947
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	599
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	862
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,947
Calamos Growth Fund | Calamos Growth Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,358
Calamos Growth Fund | Calamos Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,259
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	105
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	328
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	569
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,259
Calamos Growth Fund | S&P 1500 Growth Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.18%
Calamos Growth Fund | S&P 500 Total Return Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%	[1],[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.22%	[1],[2]
Calamos Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.02%
Performance Inception Date	oef_PerfInceptionDate	Sep. 04, 1990
Calamos Growth Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.01%
Performance Inception Date	oef_PerfInceptionDate	Sep. 03, 1996
Calamos Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(1.91%)
Annual Return [Percent]	oef_AnnlRtrPct	26.90%
Annual Return [Percent]	oef_AnnlRtrPct	(5.64%)
Annual Return [Percent]	oef_AnnlRtrPct	31.44%
Annual Return [Percent]	oef_AnnlRtrPct	33.29%
Annual Return [Percent]	oef_AnnlRtrPct	23.57%
Annual Return [Percent]	oef_AnnlRtrPct	(33.17%)
Annual Return [Percent]	oef_AnnlRtrPct	37.90%
Annual Return [Percent]	oef_AnnlRtrPct	32.59%
Annual Return [Percent]	oef_AnnlRtrPct	16.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.94%
Performance Inception Date	oef_PerfInceptionDate	Sep. 18, 1997
Calamos Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.01%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.76%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.06%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.09%	[3]
Calamos Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.72%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.65%	[3]

[1]	All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the S&P 1500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The S&P 1500 Growth Index is a composite index that includes securities that account for 90% of the total market capitalization of U.S. stocks. The index includes small, mid and large cap stocks. The S&P 1500 Growth Index is a subset of the securities appearing in the S&P 1500 Index, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Growth Index is designed to provide investors with a measure of the performance of U.S. growth equities. The S&P 500 Total Return Index is provided as it is generally representative of the U.S. stock market.
[3]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.